Emerging Markets Equities Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 96.86% Asia-Pacific 74.53% China 24.38%	Shares	Value (000)
Alibaba Group Holding, Ltd.	463,503	$7,297
Anhui Conch Cement Co., Ltd., Class H (a)	695,629	1,890
Baidu, Inc., Class A (b)	169,743	2,360
Baoshan Iron & Steel Co., Ltd., Class A	3,041,600	2,835
BeOne Medicines, Ltd. (ADR) (b)	18,010	5,348
China Merchants Bank Co., Ltd., Class H	321,500	2,041
China Resources Land, Ltd.	1,448,500	5,420
Chongqing Brewery Co., Ltd., Class A	142,283	1,176
Contemporary Amperex Technology Co., Ltd., Class A	61,500	3,605
Didi Global, Inc. (ADR) (b)	702,496	2,887
Duality Biotherapeutics, Inc. (b)	27,600	1,067
Fuyao Glass Industry Group Co., Ltd., Class A (b)	91,700	760
GenFleet Therapeutics (Shanghai), Inc., Class H (a)(b)	412,600	1,750
H World Group, Ltd. (ADR)	78,856	3,966
Industrial and Commercial Bank of China, Ltd., Class H	1,052,000	934
Innovent Biologics, Inc. (b)	413,900	4,541
Jiangsu Hengli Hydraulic Co., Ltd., Class A	206,703	2,914
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	477,370	3,843
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	22,400	185
Kanzhun, Ltd., Class A (ADR)	39,240	525
Meituan, Class B (b)	149,800	1,628
Midea Group Co., Ltd., Class A	184,388	2,048
NetEase, Inc.	297,553	6,620
NetEase, Inc. (ADR)	19,746	2,210
Neway Valve (Suzhou) Co., Ltd., Class A	363,200	2,566
PDD Holdings, Inc. (ADR) (b)	38,376	3,921
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	955,000	664
PICC Property and Casualty Co., Ltd., Class H	3,820,000	7,039
Shenzhen Inovance Technology Co., Ltd., Class A	573,403	5,616
Tencent Holdings, Ltd.	332,365	20,983
Trip.com Group, Ltd. (ADR) (b)	11,749	585
VNET Group, Inc., Class A (ADR) (b)	41,489	348
		109,572
Hong Kong 1.22%
AIA Group, Ltd.	490,000	5,505
India 11.20%
360 ONE WAM, Ltd.	154,662	1,565
Avenue Supermarts, Ltd. (b)	58,203	2,446
Axis Bank, Ltd.	408,803	5,191
Bharti Airtel, Ltd.	274,323	5,216
BSE, Ltd.	65,197	1,866
Central Depository Services (India), Ltd.	58,148	722
Emerging Markets Equities Fund — Page 1 of 8

unaudited
Common stocks (continued) Asia-Pacific (continued) India (continued)	Shares	Value (000)
Cholamandalam Investment and Finance Co., Ltd.	236,553	$3,422
Embassy Office Parks REIT	765,719	3,402
Eternal, Ltd. (b)	621,129	1,554
FSN E-Commerce Ventures, Ltd. (b)	346,207	868
ICICI Bank, Ltd.	160,565	2,090
Kotak Mahindra Bank, Ltd.	1,030,240	3,936
Lenskart Solutions, Ltd. (b)	384,458	2,054
Mahindra & Mahindra, Ltd.	22,366	723
MakeMyTrip, Ltd. (b)	10,788	402
Max Financial Services, Ltd. (b)	30,070	475
Max Healthcare Institute, Ltd.	364,242	3,786
Multi Commodity Exchange of India, Ltd.	81,406	2,126
Reliance Industries, Ltd.	36,207	525
Shriram Finance, Ltd.	212,597	1,976
Torrent Pharmaceuticals, Ltd.	54,918	2,440
Tube Investments of India, Ltd.	42,507	1,170
United Spirits, Ltd.	185,443	2,393
		50,348
Indonesia 0.75%
Bank Central Asia Tbk PT	6,088,390	2,329
Indosat Tbk PT	5,004,800	620
Telkom Indonesia (Persero) Tbk PT, Class B	2,219,500	404
		3,353
Malaysia 0.37%
Public Bank Bhd.	1,439,100	1,674
Philippines 2.02%
BDO Unibank, Inc.	1,209,290	2,261
International Container Terminal Services, Inc.	594,979	6,823
		9,084
South Korea 14.80%
BNK Financial Group, Inc.	283,103	3,325
Coupang, Inc., Class A (b)	218,447	4,124
Hana Financial Group, Inc.	98,986	7,013
Hanwha Aerospace Co., Ltd.	3,975	3,239
KB Financial Group, Inc.	3,393	317
KT Corp.	21,048	903
KT Corp. (ADR)	233,764	5,014
LG Corp.	36,635	2,002
NAVER Corp.	5,492	732
Samsung Electronics Co., Ltd.	162,517	18,255
Samsung Fire & Marine Insurance Co., Ltd.	10,199	2,957
Samsung Life Insurance Co., Ltd.	9,001	1,264
SK hynix, Inc.	31,897	17,349
		66,494
Emerging Markets Equities Fund — Page 2 of 8

unaudited
Common stocks (continued) Asia-Pacific (continued) Taiwan 18.28%	Shares	Value (000)
AirTAC International Group	130,851	$4,144
LITE-ON Technology Corp.	459,456	2,066
MediaTek, Inc.	245,731	11,898
Taiwan Semiconductor Manufacturing Co., Ltd.	1,136,239	64,055
		82,163
Thailand 0.86%
Kasikornbank PCL, foreign registered shares	397,500	2,353
Siam Cement PCL, foreign registered shares	230,400	1,496
		3,849
Vietnam 0.65%
Asia Commercial Joint Stock Bank	3,247,506	2,928
Total Asia-Pacific		334,970
Latin America 10.94% Brazil 7.42%
Banco BTG Pactual SA, units	648,206	7,044
Estre Ambiental, Inc. (b)(c)(d)	591,120	— (e)
Motiva Infraestrutura de Mobilidade SA	577,806	1,764
Multiplan Empreendimentos Imobiliarios SA	291,315	1,789
Nu Holdings, Ltd., Class A (b)	113,219	1,627
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	298,649	6,197
Rede D’Or Sao Luiz SA	609,067	4,582
Rumo SA	1,577,911	4,950
Suzano SA	122,700	1,230
TIM SA	394,504	2,091
Vale SA, ordinary nominative shares	45,083	718
Vibra Energia SA	220,040	1,343
		33,335
Mexico 3.52%
America Movil, SAB de CV, Class B (ADR)	76,758	1,956
BBB Foods, Inc., Class A (b)	125,016	4,422
CEMEX, SAB de CV (ADR)	25,693	294
Coca-Cola FEMSA, SAB de CV (ADR)	8,945	872
Grupo Financiero Banorte, SAB de CV, Series O	328,815	3,647
Grupo Mexico, SAB de CV, Series B	310,506	3,325
Prologis Property Mexico, SA de CV, REIT	303,888	1,327
		15,843
Total Latin America		49,178
Eastern Europe and Middle East 5.84% Greece 0.41%
National Bank of Greece SA	118,735	1,840
Kazakhstan 0.44%
Halyk Savings Bank of Kazakhstan OJSC (GDR) (d)	62,960	1,971
Poland 0.32%
PKO Bank Polski SA, Class C	60,138	1,422
Emerging Markets Equities Fund — Page 3 of 8

unaudited
Common stocks (continued) Eastern Europe and Middle East (continued) Qatar 0.38%	Shares	Value (000)
Qatar Gas Transport Co., Ltd., Nakilat QPSC	1,465,184	$1,689
Russian Federation 0.00%
Alrosa PJSC (b)(c)	12,604	— (e)
Baring Vostok Capital Fund IV Supplemental Fund, LP (b)(c)(f)(g)(h)	43,189,450	— (e)
Baring Vostok Private Equity Fund IV, LP (b)(c)(f)(g)(h)	23,604,516	— (e)
Rosneft Oil Co. PJSC (c)	570,845	— (e)
Sberbank of Russia PJSC (c)	11,761,726	— (e)
		— (e)
Saudi Arabia 0.42%
Al Rajhi Banking and Investment Corp., non-registered shares	66,342	1,889
Slovenia 0.54%
Nova Ljubljanska Banka dd (GDR)	49,449	2,452
United Arab Emirates 3.33%
Abu Dhabi Commercial Bank PJSC	551,715	1,877
Abu Dhabi Islamic Bank PJSC	1,025,801	5,802
ADNOC Drilling Co. PJSC	397,471	558
Adnoc Gas PLC	4,610,095	4,033
Emaar Properties PJSC	837,805	2,705
		14,975
Total Eastern Europe and Middle East		26,238
Africa 3.74% South Africa 3.74%
Capitec Bank Holdings, Ltd.	17,994	4,418
Discovery, Ltd.	88,667	1,303
Gold Fields, Ltd.	46,849	2,179
MTN Group, Ltd.	234,193	2,717
Sasol, Ltd. (b)	44,744	596
Sasol, Ltd. (ADR) (b)	6,286	82
Valterra Platinum, Ltd. (ZAR denominated)	63,916	5,495
Total Africa		16,790
Other markets 1.81% Canada 0.27%
Ivanhoe Mines, Ltd., Class A (b)	143,080	1,223
United Kingdom 0.00%
Sedibelo Platinum Mines, Ltd. (b)(c)	17,665,800	— (e)
United States 1.54%
Genpact, Ltd.	35,977	1,340
Emerging Markets Equities Fund — Page 4 of 8

unaudited
Common stocks (continued) Other markets (continued) United States (continued)	Shares	Value (000)
Globant SA (b)	55,237	$2,547
MercadoLibre, Inc. (b)	1,743	3,014
		6,901
Total Other markets		8,124
Total common stocks (cost: $376,070,000)		435,300
Preferred securities 0.01% Asia-Pacific 0.01% India 0.01%
TVS Motor Co., Ltd., 6.00% cumulative preferred shares, 2026 (b)	581,568	63
Total preferred securities (cost: $49,000)		63
Short-term securities 0.43% Money market investments purchased with collateral from securities on loan 0.39%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (i)(j)	387,207	387
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.55% (i)(j)	300,000	300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (i)(j)	300,000	300
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (i)(j)	200,000	200
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (i)(j)	200,000	200
Capital Group Central Cash Fund 3.71% (i)(j)(k)	1,403	140
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.54% (i)(j)	100,000	100
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (i)(j)	100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.58% (i)(j)	17,449	18
		1,745
Money market investments 0.04%
Capital Group Central Cash Fund 3.71% (i)(k)	1,700	170
Total short-term securities (cost: $1,915,000)		1,915
Total investment securities 97.30% (cost: $378,034,000)		437,278
Other assets less liabilities 2.70%		12,134
Net assets 100.00%		$449,412
Investments in affiliates (k)

	Value at 7/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 0.07%
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.71% (i)(j)	$—	$140 (l)	$—	$—	$—	$140	$— (m)
Money market investments 0.04%
Capital Group Central Cash Fund 3.71% (i)	23,928	143,089	166,847	2	(2)	170	545
Total 0.07%				$2	$(2)	$310	$545
Emerging Markets Equities Fund — Page 5 of 8

unaudited
Restricted securities (h)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP (b)(c)(f)(g)	10/8/2007-8/29/2019	$25,045	$— (e)	0.00%(n)
Baring Vostok Private Equity Fund IV, LP (b)(c)(f)(g)	12/15/2016-12/28/2020	11,441	— (e)	0.00 (n)
Total		$36,486	$— (e)	0.00%(n)

(a)	All or a portion of this security was on loan.
(b)	Non-income producing.
(c)	Value determined using significant unobservable inputs.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,971,000, which represented 0.44% of the net assets of the fund.

(e)	Amount less than one thousand.
(f)
Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.
Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.

(g)
Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(h)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(i)	Rate represents the seven-day yield at 3/31/2026.
(j)	Security purchased with cash collateral from securities on loan.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Represents net activity.
(m)	Dividend income is included with securities lending income and is not shown in this table.
(n)	Amount less than 0.01%.
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Emerging Markets Equities Fund — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$29,330	$305,640	$—	$334,970
Latin America	49,178	—	— *	49,178
Eastern Europe and Middle East	—	26,238	— *	26,238
Africa	82	16,708	—	16,790
Other markets	8,124	—	— *	8,124
Preferred securities	63	—	—	63
Short-term securities	1,915	—	—	1,915
Total	$88,692	$348,586	$— *	$437,278
*
Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust
ZAR = South African rand
Emerging Markets Equities Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-015-0526
Emerging Markets Equities Fund — Page 8 of 8